EXHIBIT 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Sep-19	16-Sep-19	15-Oct-19
To	30-Sep-19	15-Oct-19
Days	29

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,543,210,000.00

Required Participation Amount	$1,543,210,000.00
Excess Receivables	$217,252,336.52

Total Collateral	1,760,462,336.52

Collateral as Percent of Notes	140.84%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$4,904,143,088.90
Total Principal Collections	($1,760,809,362.75)
Investment in New Receivables	$1,860,887,912.04
Receivables Added for Additional Accounts	$0.00
Repurchases	($69,750,869.36)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($701,948,609.59)
Less Servicing Adjustment	($1,941,378.38)

Ending Balance	$4,230,580,780.86

SAP for Next Period	41.61%

Average Receivable Balance	$4,210,800,807.92
Monthly Payment Rate	41.82%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$17,179,368.42
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,179,368.42

Series Allocation Percentage at Month-End	41.61%
Floating Allocation Percentage at Month-End	88.40%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	29
LIBOR	2.027500%
Applicable Margin	0.320000%
	2.347500%

	Actual	Per $1000
Interest	2,363,802.08	1.89
Principal	—	—

		1.89
Total Due Investors	2,363,802.08
Servicing Fee	1,286,008.33

Excess Cash Flow	2,670,002.36

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.43%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	40.55%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.